Net Loss Per Share (Details) - Schedule of computation of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss attributable to Common Stock shareholders	$ (43,776)	$ (28,313)	$ (234,103)	$ (80,963)	$ (115,479)
Denominator:
Weighted average Common Stock outstanding used in computing basic and diluted net loss per share	298,843,016	99,028,297	185,896,482	99,028,297	99,028,297
Basic and diluted net loss per share			$ (1.26)	$ (0.82)	$ (1.17)